Label	Element	Value
Treasury Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

October 2, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated October 2, 2023 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2023

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio
(the "Funds")

The Securities and Exchange Commission ("SEC") recently approved certain regulatory changes that impact money market funds, including the Funds. In particular, among other things, the SEC removed the ability of a money market fund to impose a redemption gate (other than as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds (without regard to weekly liquid asset levels). These changes became effective as of the date of this Supplement.

Previously, the Prime Portfolio and Tax-Exempt Portfolio were permitted to impose a liquidity fee and/or redemption gate if the applicable Fund invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As "government money market funds," the Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio were exempt from the Prior Liquidity Fee and Redemption Gate Framework, but the Board of Trustees reserved its right to opt-in to the Prior Liquidity Fee and Redemption Gate Framework in the future after providing appropriate notice to shareholders.

Effective immediately, the Funds will no longer be permitted to temporarily impose a redemption gate, except as part of its liquidation, and each Fund may subject redemptions to a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

Accordingly, effective immediately, the Prospectuses are hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Securities Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third sentence in the third paragraph of the sections of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Investment Strategies" and "Fund Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees if the Fund's Board of Trustees determines that such fee is in the best interests of the Fund.

The second sentence in the second paragraph of the sections of each Prospectus titled "Fund Summary—Government Portfolio—Principal Investment Strategies", "Fund Summary—Government Securities Portfolio—Principal Investment Strategies", "Fund Summary—Treasury Portfolio—Principal Investment Strategies" and "Fund Summary—Treasury Securities Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee."

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.
Treasury Securities Portfolio | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Treasury Securities Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Treasury Securities Portfolio | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Treasury Securities Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may impose a fee upon sale of your shares.
Treasury Securities Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Treasury Securities Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.